Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Instruments by Category	Carrying amounts of financial instruments by category as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 184,082	₩ 169,877
Short-term financial instruments	277,215	167,000
Accounts receivable, net	71,213	77,257
Other receivables, net	7	12
Other current financial assets(*1)	4,439	3,370
Other non-current financial assets(*2)	1,824	1,676
Financial assets at fair value through profit or loss
Other non-current financial assets	—	500
Total	₩ 538,780	₩ 419,692
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.

	December 31, 2023	December 31, 2022
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 57,615	₩ 70,170
Long-term accounts payable	677	374
Accrued expenses (*)	395	429
Other current liabilities	4,225	2,906
Other non-current liabilities	2,337	3,057
Total	₩ 65,249	₩ 76,936
(*)Annual leave allowance, bonus accruals, etc. that should be paid to employees are excluded.

Schedule of Net Income and Expenses From Financial Instruments	Net income and expenses from financial instruments for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 11,487	₩ 4,496	₩ 1,355
Differences in foreign currency	(1,654)	2,101	2,135
Financial assets at fair value through profit or loss
Interest income	5	5	28
Financial liabilities at amortized cost
Interest expense	(162)	(127)	(115)
Differences in foreign currency	(1,344)	(1,301)	(821)